Segmented Reporting - GK Mine Operations and KNP Resource Developed Exploration and Evaluation Programs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales	$ 276,334	$ 310,969
Cost of sales:
Production costs	152,585	117,908
Cost of acquired diamonds	16,081	32,611
Depreciation and depletion	82,825	79,419
Earnings from mine operations	24,843	81,031
Impairment loss on property, plant and equipment	115,753	0
Exploration and evaluation expenses	8,884	8,204
Selling, general and administrative expenses	13,058	14,439
Operating income (loss)	(112,852)	58,388
Net finance expenses	(38,637)	(40,564)
Derivative losses	(1,214)	(247)
Foreign exchange gains (losses)	20,764	(32,474)
Other income	0	81
Net loss before taxes	(131,939)	(14,816)
Total assets	822,695	979,877
Total liabilities	486,549	515,762
Gk mine [Member]
Disclosure of operating segments [line items]
Sales	276,334	310,969
Cost of sales:
Production costs	152,585	117,908
Cost of acquired diamonds	16,081	32,611
Depreciation and depletion	82,825	79,419
Earnings from mine operations	24,843	81,031
Impairment loss on property, plant and equipment	115,753
Exploration and evaluation expenses	4,754	3,511
Selling, general and administrative expenses	13,023	14,391
Operating income (loss)	(108,687)	63,129
Net finance expenses	(38,635)	(40,567)
Derivative losses	(1,214)	(247)
Foreign exchange gains (losses)	20,765	(32,473)
Other income		81
Net loss before taxes	(127,771)	(10,077)
Total assets	651,898	810,901
Total liabilities	484,270	515,246
KNP [Member]
Disclosure of operating segments [line items]
Sales	0	0
Cost of sales:
Production costs	0	0
Cost of acquired diamonds	0	0
Depreciation and depletion	0	0
Earnings from mine operations	0	0
Impairment loss on property, plant and equipment	0
Exploration and evaluation expenses	4,130	4,693
Selling, general and administrative expenses	35	48
Operating income (loss)	(4,165)	(4,741)
Net finance expenses	(2)	3
Derivative losses	0	0
Foreign exchange gains (losses)	(1)	(1)
Other income		0
Net loss before taxes	(4,168)	(4,739)
Total assets	170,797	168,976
Total liabilities	$ 2,279	$ 516